RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Save as disclosed elsewhere in these consolidated financial statements, the Company had transactions or balance with the following related parties:

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	Chairman of the Board, Director, the Controlling Shareholder
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned as to 50% each by Ms. Wong Lai Ching and Mr. Man Chi Kwan, the parents of Mr. Man Siu Ming

Transactions with related parties

In 2023, we offer soil and rock transportation services and management services to Chi Yip for utilization of our tipper trucks and drivers and our efficiency management on tipper trucks drivers while charging service fee based on terms and conditions mutually agreed between the relevant parties. Those related party transactions were conducted in the ordinary course of business of the Company.

	Year ended March 31,
	2023	2024
	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	2,830,475	-
Site management income charge to Chi Yip included in other income	39,184	-

Service fee charged by Chi Yip included in cost of sales	1,162,640	1,023,137

Finance lease:
Finance lease expenses fees paid for Chi Yip	55,988	29,307
Initial payment of finance lease – related parties	-	(156,248)
Principal payment of finance lease liabilities - related parties	(656,399)	(322,807)
Operating expenses paid to Chi Yip	769	-

Proceeds from Chi Yip	-	156,248

Proceeds from Director - Man Siu Ming	258,337	275,619
Repayments to Director - Man Siu Ming	(147,948)	(623,776)
Net proceeds/(repayment) from Man Siu Ming	110,389	(348,157)

The transactions are based on the agreements entered into between the parties involved.

Balances with related parties

The amount due to a director is non-trade in nature and unsecured. The finance lease liabilities with related parties are non-trade in nature, unsecured and repayable on an agreed schedule. All finance leases with related parties were denominated in Hong Kong dollars and the interest rates of the Company’s obligations under finance leases are fixed at the contract date in the range of 0.96% to 7.42% per annum. And the remaining balances with a director and the related parties are unsecured, non-interest bearing and repayable on normal credit terms (typically 30 days, but may be longer due to our transaction history).

	As of March 31,
	2023	2024
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	1,903,672	392,686

Accounts payable
Chi Yip Eng. & (Trans.) Company Limited	236,429	279,498

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	644,275	1,117,351

Amount due to a related company
Chi Yip Eng. & (Trans.) Company Limited	-	156,248

Amount due to a director
Mr. Man Siu Ming	545,063	196,906

Save as disclosed above, the Company has ongoing relations with related party as noted below:

Chi Yip: The Company has 29 finance leases with Chi Yip. Finance leases entered with Chi Yip require monthly payments in the range of US$1,482 to US$4,308 and the last payment due in January 2029. The aggregate amount paid to Chi Yip amounted to US$479,055 and US$656,399 for the years ended March 31, 2024 and 2023, respectively.

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2023	2024
	USD	USD
Right-of-use assets obtained in exchange for new finance lease liabilities	432,703	798,551
Weighted-average remaining lease term-finance	1.44 years	3.42 years
Weighted average discount rate-finance	5.62%	6.58%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2024:

USD
Year ending March 31,
2025	496,633
2026	245,473
2027	207,464
2028	190,597
2029 and thereafter	124,923
Total undiscounted lease payments	1,265,090
Less: imputed interest	(147,739)
Lease liabilities recognized in the Consolidated Balance Sheet	1,117,351